Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 4,120	$ 2,432
Unbilled receivable	0	518
Interest receivable on marketable securities	197	247
Prepaid expenses and other current assets	$ 4,317	$ 3,197